Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 472,478	$ 821,080
Prepaid expenses	450,967	627,614
Total current assets	923,445	1,448,694
Investments held in Trust Account	206,572,852	206,498,802
Total Assets	207,496,297	207,947,496
Current liabilities:
Accounts payable	56,617	3,728
Accounts payable - related party	9,305	8,000
Accrued expenses	2,657,965	182,577
Due to related party		6,252
Franchise tax payable	73,164	61,420
Total current liabilities	2,797,051	261,977
Derivative warrant liabilities	16,784,100	21,226,950
Deferred underwriting commissions	7,227,500	7,227,500
Total liabilities	26,808,651	28,716,427
Commitments and Contingencies
Class A common stock, $0.0001 par value; 17,568,764 and 17,423,106 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	175,687,640	174,231,060
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of June 30, 2021 and December 31, 2020
Class A common stock, $0.0001 par value; 380,000,000 shares authorized; 3,081,236 and 3,226,894 shares issued and outstanding (excluding 17,568,764 and 17,423,106 shares subject to possible redemption) as of June 30, 2021 and December 31, 2020, respectively	308	322
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 5,162,500 and 5,750,000 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	516	575	[1]
Additional paid-in capital	7,424,256	8,880,763
Accumulated deficit	(2,425,074)	(3,881,651)
Total stockholders’ equity	5,000,006	5,000,009
Total Liabilities and Stockholders’ Equity	$ 207,496,297	$ 207,947,496

[1]	This number included up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; thus, only 587,500 shares of Class B common stock remain subject to forfeiture at December 31, 2020.